ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10. ACCRUED LIABILITIES

        Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2011	2010
Payroll and related costs	$158	$166
Interest	49	40
Volume and rebate accruals	91	86
Income taxes	46	33
Taxes other than income taxes	61	77
Restructuring and plant closing costs	91	47
Environmental accruals	7	13
Pension liabilities	12	11
Other postretirement benefits	12	12
Self-insured casualty loss reserves	13	17
Deferred revenue	28	5
Legal reserve	15	—
Other miscellaneous accruals	111	119

Total	$694	$626